Commitments and contingencies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Total office rental expenses	19,423	16,670	6,361
Future minimum payments under non-cancellable operating leases
2014	16,919
2015	15,809
Total	32,728